SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 20:-    SEGMENT REPORTING

a.         General:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Company's chief operating decision-maker (CODM) in deciding how to allocate resources and assess performance. The Company's CODM is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating loss.

b.        The CODM evaluates the financial information under one reportable segment.

Historically, the Company operated under two reportable segments:

1.
Professional Aesthetic Devices (PAD), in which the Company engaged in research, development marketing and sales of aesthetic medical equipment for the treatment of body and face for dermatologists, plastic surgeons and other qualified practitioners worldwide (professional market).

2.
Emerging Business Units (EBU), includes Syneron Beauty, RBT, Light Instruments and Fluorinex products. The Company provides these products in various countries throughout North America, Europe, Israel and Asia Pacific.

Following the deconsolidation of Syneron Beauty, effective January 1, 2014 the Company eliminated the Emerging Business Unit and intends to operate going forward with a single business unit as CODM uses one measurement of profitability and does not segregate its business for internal reporting.

c.         Financial data relating to reportable operating segments:

The following financial information is the information that management uses for analyzing its results. The Company presents the segment information based on its reporting business units.

Segment operating loss is defined as loss from operations. Expenses included in segment operating loss consist principally of cost of revenues, selling and marketing costs, general and administrative costs and research and development costs.

The insignificant portion of the EBU segment results (Light Instruments and RBT) that the Company continues to operate after the deconsolidation of Syneron Beauty has been aggregated to the PAD segment for all periods presented, such that the EBU segment for all periods presented only reflects the results of those subsidiaries that were deconsolidated and the PAD segment for all periods reflects the results of the Company's current single segment.

The tables below present financial information for the Company's one reportable segment for the year ended December 31, 2015 and 2014, and two reportable segments for the year ended December 31, 2013:

	Year ended December 31, 2015
	PAD	EBU	Total

Revenues from external customers	$277,849	-	$277,849
Operating loss	$(6,459)	-	$(6,459)
Financial income, net	$167	-	$167
Loss before taxes on income	$(6,292)	-	$(6,292)
Segment goodwill	$21,442	-	$21,442
Segment identifiable assets	$265,350	-	$265,350

	Year ended December 31, 2014
	PAD	EBU	Total

Revenues from external customers	$255,750	-	$255,750
Operating loss	$(2,217)	-	$(2,217)
Financial expenses, net	$(688)	-	$(688)
loss before taxes on income	$(2,905)	-	$(2,905)
Segment goodwill	$25,285	-	$25,285
Segment identifiable assets	$281,549	-	$281,549

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	$232,129	24,786	$256,915
Operating income (loss)	$1,681	(7,800)	$(6,119)
Financial income (expenses), net	$221	(195)	$26
Income (loss) before taxes on income	$1,902	(7,995)	$(6,093)
Segment goodwill	$20,976	-	$20,976
Segment identifiable assets	$284,501	-	$284,501

d.         Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2015, 2014 and 2013. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2015		2014		2013
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$107,527	$2,933	$91,825	$2,601	$90,618	$2,917
Europe and Middle East (excluding Israel)	79,615	207	82,786	296	87,539	407
Asia Pacific	62,324	390	44,406	138	39,744	76
Japan	16,193	365	25,460	9	26,409	12
Israel	4,461	5,928	3,217	3,967	4,620	3,191
Other	7,729	-	8,056	-	7,985	-

	$277,849	$9,823	$255,750	$7,011	$256,915	$6,603

e.         Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2015, 2014 and 2013.